Shareholder Fees - FidelityCorporateBondFund-RetailPRO	Oct. 30, 2023 USD ($)
FidelityCorporateBondFund-RetailPRO | Fidelity Corporate Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none